Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 PAY VERSUS PERFORMANCE SUMMARY

The following table sets forth information concerning the compensation of our principal executive officer (“PEO”) and our other NEOs (“Non- PEO NEOs”) for each of the fiscal years ended December 31, 2022, 2021 and 2020 and our financial performance for each such fiscal year.

			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)			TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(5)	NET INCOME (MILLIONS)(6)	REVENUE (MILLIONS)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$15,102,071	$14,437,479	$3,737,416	$4,268,522	$189.43	$99.82	$562.15	$5,104
2021	$17,046,118	$59,232,411	$3,562,277	$7,434,654	$189.58	$132.23	$452.73	$4,492
2020	$12,281,609	$13,757,847	$3,744,539	$3,807,249	$100.98	$92.43	$343.10	$4,147

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, William L. Meaney, in the Summary Compensation Table for fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020. Mr. Meaney was the CEO for each of the fiscal years presented.
PEO Total Compensation Amount	$ 15,102,071	$ 17,046,118	$ 12,281,609
PEO Actually Paid Compensation Amount	$ 14,437,479	59,232,411	13,757,847
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amounts of compensation actually paid to our CEO for the applicable fiscal year, as computed in accordance with applicable SEC rules. The dollar amounts reported may not reflect the actual amount of compensation earned by or paid to our CEO during the applicable fiscal year. In accordance with applicable SEC rules, the following adjustments were made to our CEO’s total compensation for each applicable fiscal year to determine the compensation actually paid to our CEO:

PEO
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
2022	$15,180,077	$(1,385,555)	$–	$(4,530,733)	$–	$1,494,881	$10,758,670
2021	$30,532,123	$22,647,626	$–	$1,052,694	$–	$576,154	$54,808,598
2020	$9,042,239	$536,799	$–	$355,676	$–	$807,166	$10,741,881

Non-PEO NEO Average Total Compensation Amount	$ 3,737,416	3,562,277	3,744,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,268,522	7,434,654	3,807,249
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of compensation actually paid to our NEOs as a group (excluding our CEO), as computed in accordance with applicable SEC rules. The dollar amounts reported may not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as described in footnote (3) above. In accordance with applicable SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each fiscal year to determine the compensation actually paid, using the same methodology described above in footnote (2) above:

NON-PEO NEOs
YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,983,946	$(101,015)	$–	$(185,430)	$–	$159,011	$2,856,512
2021	$3,433,602	$2,317,677	$–	$58,121	$–	$56,530	$5,865,930
2020	$1,860,816	$52,562	$–	$27,686	$–	$71,132	$2,012,196

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP VERSUS TOTAL SHAREHOLDER RETURN (TSR)

Compensation Actually Paid vs. Net Income [Text Block]
CAP VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP VERSUS REVENUE

Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES

As described in greater detail in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis,” our executive compensation program is designed to motivate and reward exceptional performance in a straightforward and effective way, while also recognizing the size, scope, and success of our business. The compensation of our NEOs has three primary components: annual base salary, short-term incentives, and long-term incentives. Our compensation programs are designed to support our long-term strategy, with the majority of our executive team pay being at risk, and in the form of long-term incentives.

Our executive compensation programs reward achievement of enterprise financial goals and strategic objectives that drive long-term stockholder value creation, thereby aligning the interests of our executives with our stockholders. Changes in stockholder value are incorporated in changes in the fair value of our equity awards and reflected in compensation actually paid amounts reported in columns (c) and (e) in the table above.

For the fiscal year ended December 31, 2022, the most important financial performance measures used by Iron Mountain to link executive compensation actually paid to the NEOs to our performance are as follows:

PERFORMANCE MEASURES
Adjusted EBITDA
AFFO
Revenue
ROIC
Total Shareholder Return

Total Shareholder Return Amount	$ 189.43	189.58	100.98
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 562,150,000	$ 452,730,000	$ 343,100,000
Company Selected Measure Amount	5,104,000,000	4,492,000,000	4,147,000,000
PEO Name	William L. Meaney	William L. Meaney	William L. Meaney
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	The dollar amounts reported in column (i) represent the amount of revenue (in millions) as reported in our audited consolidated financial statements on Form 10-K for the applicable fiscal year. Revenue is our most important financial performance measure used to link compensation actually paid to our NEOs to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AFFO
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
P E O Member Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,180,077	$ 30,532,123	$ 9,042,239
P E O Member Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,385,555)	22,647,626	536,799
P E O Member Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,530,733)	1,052,694	355,676
P E O Member Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,494,881	576,154	807,166
P E O Member Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,758,670	54,808,598	10,741,881
Non P E O N E O Member Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,983,946	3,433,602	1,860,816
Non P E O N E O Member Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,015)	2,317,677	52,562
Non P E O N E O Member Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non P E O N E O Member Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(185,430)	58,121	27,686
Non P E O N E O Member Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non P E O N E O Member Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,011	56,530	71,132
Non P E O N E O Member Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,856,512	$ 5,865,930	$ 2,012,196